Note 18 - Segmented Information - Comprehensive Income by Operating Segment (Details) - CAD ($) $ in Thousands	12 Months Ended		171 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023
Statement Line Items [Line Items]
Consulting fees	$ 325	$ 223
Depreciation	202	210
Directors' fees, salaries and benefits	2,171	1,522
Exploration expenses	8,710	3,115	$ 31,382
General and administrative	7,477	4,919
Professional fees	3,833	2,601
Share-based compensation	3,287	2,392
Share of loss on investment in joint venture	40	59
Share of loss on investment in associate	116	0
Impairment of exploration and evaluation assets	1,809	0
Recovery on the receipt of mineral property option payments	(2,696)	(1,379)
Expenses (Income), by nature	25,274	13,662
Operating loss	(25,274)	(13,662)
Dividend income	856	802
Unrealized loss on long-term investments	(30,843)	(60,940)
Unrealized loss on long-term investments	(180)	0
Gain on government loan forgiveness	0	10
Gain (loss) on modification of margin loan	(422)	834
Interest income	657	53
Other income	59	4
Accretion of rehabilitation provisions	(35)	(19)
Financing costs	(1,266)	(1,748)
Net foreign exchange gain (loss)	56	(683)
Net loss for the year before taxes	(25,549)	(14,409)
Current income tax expense	0	(11)
Deferred income tax recovery (expense)	(4,900)	1,220
Net loss for the year	(30,449)	(13,200)
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Consulting fees	18	0
Depreciation	55	38
Directors' fees, salaries and benefits	344	91
Exploration expenses	6,828	703
General and administrative	3,059	90
Professional fees	2,249	1,144
Share-based compensation	497	7
Share of loss on investment in joint venture	0	0
Share of loss on investment in associate	0	0
Impairment of exploration and evaluation assets	0	0
Recovery on the receipt of mineral property option payments	0	0
Expenses (Income), by nature	13,050	2,073
Operating loss	(13,050)	(2,073)
Dividend income	0	0
Unrealized loss on long-term investments	0	0
Gain on government loan forgiveness	0	0
Gain (loss) on modification of margin loan	0	0
Interest income	577	0
Other income	0	0
Accretion of rehabilitation provisions	(14)	(8)
Financing costs	0	0
Net foreign exchange gain (loss)	(1)	0
Net loss for the year before taxes	(12,488)	(2,081)
Current income tax expense	(7)	0
Deferred income tax recovery (expense)	0	0
Net loss for the year	(12,495)	(2,081)
All other segments [member]
Statement Line Items [Line Items]
Consulting fees	307	223
Depreciation	147	172
Directors' fees, salaries and benefits	1,827	1,431
Exploration expenses	1,882	2,412
General and administrative	4,418	4,829
Professional fees	1,584	1,457
Share-based compensation	2,790	2,385
Share of loss on investment in joint venture	40	59
Share of loss on investment in associate	116	0
Impairment of exploration and evaluation assets	1,809	0
Recovery on the receipt of mineral property option payments	(2,696)	(1,379)
Expenses (Income), by nature	12,224	11,589
Operating loss	(12,224)	(11,589)
Dividend income	856	802
Unrealized loss on long-term investments	(180)	0
Gain on government loan forgiveness	0	10
Gain (loss) on modification of margin loan	(422)	834
Interest income	80	53
Other income	59	4
Accretion of rehabilitation provisions	(21)	(11)
Financing costs	(1,266)	(1,748)
Net foreign exchange gain (loss)	57	(683)
Net loss for the year before taxes	(13,061)	(12,328)
Current income tax expense	7	(11)
Deferred income tax recovery (expense)	(4,900)	1,220
Net loss for the year	$ (17,954)	$ (11,119)